Earnings per Share - Weighted Average Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share details 1 [abstract]
Weighted average shares outstanding for basic per share calculation	1,086,485,000	1,086,237,000	1,083,825,000
Subscription warrants-indemnification	2,554,000	2,496,000	4,791,000
Deferred Stock Plan	2,614,000	2,602,000	3,064,000
Weighted average shares outstanding for diluted per share calculation	1,091,653,000	1,091,335,000	1,091,605,000